PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7:-          PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:

Factory building	$1,989	$1,989
Other buildings	1,291	1,366
Machinery and equipment *)	9,822	9,530
Office furniture and equipment	628	435
Leasehold improvements	300	231

	14,030	13,551
Accumulated depreciation:

Factory building	1,958	1,898
Other buildings	777	726
Machinery and equipment *)	7,743	7,693
Office furniture and equipment	353	332
Leasehold improvements	121	112

	10,952	10,761

Depreciated cost	$3,078	$2,790

*)	Includes machinery at cost of $374 and accumulated depreciation of $37, which are under operating leases to customers.

Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2015, 2014 and 2013 amounted to $191, $0 and $333, respectively. The write-offs are due to fully depreciated assets that are no longer in use.

Depreciation expense amounted to $651, $690 and $752 for the years ended December 31, 2015, 2014 and 2013, respectively.

As for charges, see Note 11e.